Future Minimum Lease Payments Under Non-Cancelable Operating Lease (Detail) (USD $)	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 4,790,216
2014	3,003,773
2015	1,389,641
2016 and after	7,746,714
Total	$ 16,930,344